TAXES ON INCOME: (Tables)	12 Months Ended
Dec. 31, 2021
TAXES ON INCOME:
Summary of income before taxes on income

Income before taxes on income is comprised as follows (U.S. dollars in thousands):

	Year ended December 31
	2021	2020	2019
Domestic (Israel)	$76,244	$63,503	$33,531
Foreign	4,119	6,202	7,030
Income before income taxes	$80,363	$69,705	$40,561

Summary of taxes on Income

Taxes on income for the years ended December 31, 2021, 2020 and 2019 were comprised of the following (U.S. dollars in thousands):

	Year ended December 31
	2021	2020	2019
Current:
Domestic	$19,798	$9,880	$6,745
Foreign	100	1,649	1,376
Total	19,898	11,529	8,121
Deferred:
Domestic	618	(581)	(364)
Foreign	26	(52)	86
Total	644	(633)	(278)
Provision for income taxes	$20,542	$10,896	$7,843

Summary of reconciliation our theoretical income tax expense to actual income tax expense

A reconciliation our theoretical income tax expense to actual income tax expense is as follows (U.S. dollars in thousands):

	Year ended December 31
	2021	2020	2019
Income before taxes on income	$80,363	$69,705	$40,561
Statutory tax rate	23%	23%	23%
Theoretical taxes on income	18,483	16,032	9,329
Increase (decrease) in effective tax rate due to:
Tax benefits arising from reduced tax rates under benefit programs	(8,761)	(6,996)	(3,733)
Different tax rates applicable to foreign subsidiaries	380	51	114
Previous year income tax	(1,111)	118	245
Excess tax benefit on share-based compensation	(3,544)	—	—
Non-deductible items	13,082	1,672	1,867
Change in valuation allowance	1,183	—	—
Other	830	19	21
Provision for income taxes	$20,542	$10,896	$7,843

Summary of significant components of deferred tax assets and liabilities

Significant components of our deferred tax assets and liabilities are as follows (U.S. dollars in thousands):

	December 31
	2021	2020
Deferred tax assets:
Provisions for employee-related obligations	$859	$689
Provision for doubtful receivables	50	87
Share-based compensation	1,316	—
Issuance costs	3,486	—
Operating lease liabilities	4,912	5,303
Tax losses carryforwards	5,112	—
Other	14	—
Total deferred tax assets	15,749	6,079
Deferred tax liabilities:
Acquired intangible assets	$9,042	971
Capitalized software costs	2,092	1,993
Operating lease right-of-use assets	4,497	4,964
Property and equipment	58	232
Other assets	1,561	279
Other	68	—
Total deferred tax liabilities	17,318	8,439
Total deferred tax liabilities, net	(1,569)	(2,360)
Less - valuation allowance	(2,933)	—
Net deferred tax liabilities	$(4,502)	$(2,360)